Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2021	44,054,744
Balance at Dec. 31, 2021	$ 852,167	$ 79,407	$ (279,724)	$ (70,251)	$ 3,670	$ 585,269
Net earnings		0	194,544	0	0	194,544
Pension liability adjustments, net of tax		0	0	1,292	0	1,292
Change in foreign currency translation		0	0	(24,154)	0	(24,154)
Unrealized gain on interest rate swaps, net of tax		0	0	6,955	0	6,955
Other comprehensive earnings (loss) attributable to NCI	$ 0	0	0	(9,282)	90	(9,192)
NCI share of earnings		0	(53,919)	0	2,834	(51,085)
NCI redemption increment		0	(94,372)	0	0	(94,372)
Distributions to NCI		0	0	0	(2,387)	(2,387)
Acquisitions of businesses, net		0	0	0	10	10
Reclass to net earnings on disposal of operations (note 5)		(93)	0	19,152	(540)	18,519
Subsidiaries’ equity transactions		8,004	0	0	0	8,004
Stock option expense		21,853	0	0	0	$ 21,853
Stock options exercised (in shares)	305,125					305,125
Stock options exercised	$ 21,445	(4,667)	0	0	0	$ 16,778
Dividends		0	(12,932)	0	0	(12,932)
Purchased for cancellation (note 20) (in shares)	(1,426,713)
Purchased for cancellation (note 20)	$ (27,932)	0	(137,796)	0	0	(165,728)
Balance (in shares) at Dec. 31, 2022	42,933,156
Balance at Dec. 31, 2022	$ 845,680	104,504	(384,199)	(76,288)	3,677	493,374
Net earnings		0	144,691	0	0	144,691
Pension liability adjustments, net of tax		0	0	(660)	0	(660)
Change in foreign currency translation	0	0	0	3,492	0	3,492
Unrealized gain on interest rate swaps, net of tax	$ 0	0	0	(2,433)	0	(2,433)
Other comprehensive earnings (loss) attributable to NCI		0	0	5,777	349	6,126
NCI share of earnings		0	(56,560)	0	2,939	(53,621)
NCI redemption increment		0	(22,588)	0	0	(22,588)
Distributions to NCI		0	0	0	(3,212)	(3,212)
Reclass to net earnings on disposal of operations (note 5)		0	0	541	(1,210)	(669)
Subsidiaries’ equity transactions		3,998	0	0	0	3,998
Stock option expense		27,087	0	0	0	$ 27,087
Stock options exercised (in shares)	600,500					600,500
Stock options exercised	$ 54,253	(12,195)	0	0	0	$ 42,058
Dividends		0	(14,210)	0	0	(14,210)
Acquisition of businesses, net		0	0	0	(44)	$ (44)
Redemption of Convertible Notes (note 14) (in shares)	4,015,720					4,015,720
Redemption of Convertible Notes (note 14)	$ 227,101	0	0	0	0	$ 227,101
Balance (in shares) at Dec. 31, 2023	47,549,376
Balance at Dec. 31, 2023	$ 1,127,034	$ 123,394	$ (332,866)	$ (69,571)	$ 2,499	$ 850,490